Convertible bonds (Tables)	6 Months Ended
Jun. 30, 2026
Convertible Bonds
Schedule of Bonds payable

	December 31, 2025	June 30, 2026	June 30, 2026
	RMB	RMB	USD
	(Audited)	(Unaudited)	(Unaudited)
Investors	45,265,472	43,862,196	6,440,000